GOODWILL (Details) - Schedule of sensitivity analysis of goodwill by CGU - Air Transport CGU [Member]	12 Months Ended
Dec. 31, 2019
GOODWILL (Details) - Schedule of sensitivity analysis of goodwill by CGU [Line Items]
Increase Maximum WACC	8.50%
Decrease Minimum terminal growth rate	1.00%